Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
April 30, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 66.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE8504, 5.00%, 08/01/2052	$782,978	$766,794
Pool QI2043, 6.00%, 03/01/2054	474,605	483,297
Pool QI4343, 4.50%, 04/01/2054	486,551	465,356
Pool QJ6122, 5.00%, 10/01/2054	1,910,255	1,867,188
Pool QJ6384, 5.50%, 10/01/2054	1,814,750	1,809,919
Pool QJ6482, 5.00%, 10/01/2054	1,944,452	1,901,221
Pool QJ7063, 5.50%, 10/01/2054	2,484,332	2,485,483
Pool QJ7677, 5.50%, 11/01/2054	3,477,334	3,474,597
Pool QJ7705, 5.00%, 11/01/2054	1,985,884	1,944,836
Pool QJ7711, 5.00%, 11/01/2054	1,466,987	1,435,748
Pool QJ8092, 5.00%, 11/01/2054	1,926,570	1,892,165
Pool QJ9998, 5.50%, 12/01/2054	2,477,417	2,492,500
Pool QX0791, 5.50%, 12/01/2054	1,991,064	1,993,851
Pool QX1669, 5.00%, 12/01/2054	2,483,938	2,454,329
Pool RA4179, 2.50%, 12/01/2050	5,685,292	4,736,084
Pool RC1914, 2.00%, 06/01/2036	295,911	269,012
Pool SD0803, 3.00%, 01/01/2052	780,567	679,789
Pool SD2334, 5.00%, 02/01/2053	2,459,744	2,415,379
Pool SD5470, 5.00%, 03/01/2053	2,110,737	2,076,343
Pool SD5781, 6.00%, 07/01/2054	423,701	431,991
Pool SD6591, 5.00%, 10/01/2054	1,414,313	1,382,428
Pool SD7029, 5.00%, 12/01/2054	494,618	488,413
Pool SD7182, 5.00%, 12/01/2054	5,441,674	5,325,793
Pool SD8160, 2.00%, 08/01/2051	2,093,646	1,669,437
Pool SD8243, 3.50%, 09/01/2052	303,609	273,376
Pool SD8331, 5.50%, 06/01/2053	2,537,767	2,537,356
Pool SD8401, 5.50%, 02/01/2054	2,678,862	2,670,056
Federal National Mortgage Association
Pool 000TBA, 5.50%, 05/15/2041(a)	20,000,000	19,959,949
Pool 000TBA, 5.00%, 05/15/2041(a)	10,000,000	9,790,506
Pool BR0948, 2.00%, 04/01/2051	1,561,298	1,239,271
Pool BU1842, 2.00%, 01/01/2052	2,654,297	2,105,174
Pool CB1275, 2.50%, 08/01/2051	2,383,299	1,986,501
Pool CB3770, 3.50%, 06/01/2052	1,887,659	1,707,415
Pool CB6311, 5.00%, 05/01/2053	3,290,987	3,220,906
Pool CB8710, 6.00%, 06/01/2054	883,482	899,386
Pool DC5656, 5.00%, 11/01/2054	1,985,216	1,941,700
Pool DC5739, 5.50%, 11/01/2054	3,912,852	3,908,547
Pool DC5743, 5.50%, 11/01/2054	1,986,461	1,985,518
Pool DC6402, 5.00%, 11/01/2054	1,973,811	1,929,312
Pool FM6099, 2.00%, 02/01/2051	1,216,806	965,072
Pool FS3447, 2.00%, 01/01/2052	4,322,074	3,438,724
Pool FS3826, 3.00%, 01/01/2052	2,852,419	2,475,235
Pool FS7274, 5.00%, 02/01/2054	2,519,478	2,467,400
Pool FS9287, 5.50%, 09/01/2054	1,966,759	1,963,982
Pool MA5072, 5.50%, 07/01/2053	2,559,001	2,558,586
Government National Mortgage Association, Pool MA7768, 3.00%, 12/20/2051	2,819,735	2,499,001
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $116,831,196)		117,464,926

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 49.1%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.30%, 04/25/2064 (a)(b)	500,000	477,131
Series 2024-RPL1, Class M1, 4.30%, 04/25/2064 (a)(b)	500,000	474,376
BRAVO Residential Funding Trust, Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(c)	811,056	803,447
Chase Mortgage Finance Corp., Series 2024-8, Class A5A, 5.50%, 08/25/2055 (a)(b)	2,500,005	2,453,142
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	255,563
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,179,000	867,090
Series 2021-3, Class M1, 2.30%, 09/27/2066 (a)(b)	135,000	90,063
Series 2022-2, Class B1, 3.96%, 02/25/2067 (a)(b)	500,000	412,647
Series 2022-3, Class A1, 3.90%, 02/25/2067 (a)(b)	5,842,519	5,733,574
Series 2022-3, Class B1, 4.21%, 02/25/2067 (a)(b)	2,000,000	1,746,078
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056 (a)(b)	1,000,000	619,235
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	50,000	38,982
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(c)	1,576,652	1,578,799
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(b)	100,000	78,270
Series 2021-3, Class M1, 2.42%, 08/25/2066 (a)(b)	2,000,000	1,505,312
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	777,000	579,146
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	139,000	95,769
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,000,000	748,477
Series 2022-1, Class B1, 3.87%, 01/25/2067 (a)(b)	750,000	573,283
Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	428,498	438,835
Series 2025-NQM1, Class A3, 6.02%, 01/25/2070 (a)(c)	975,453	981,319
FIGRE Trust
Series 2024-HE1, Class A, 6.17%, 03/25/2054 (a)(b)	389,051	401,824
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	194,525	201,436
Series 2025-HE1, Class D, 6.59%, 01/25/2055 (a)(b)	2,000,000	2,054,426
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	821,257	674,396
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(b)	1,500,000	922,457
Series 2024-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 08/25/2054 (a)	766,220	779,396
HOMES Trust, Series 2024-AFC1, Class A2, 5.48%, 08/25/2059 (a)(c)	1,368,501	1,386,540
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	203,654	179,830
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	965,545
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.27%, 12/25/2049 (a)(b)	85,682	80,327
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	334,790	298,435
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	1,416,641	1,163,161
Series 2021-12, Class A8, 2.50%, 02/25/2052 (a)(b)	1,500,000	1,214,705
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(b)	1,500,000	1,015,058
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)	1,037,488	850,915
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	952,817	846,976
Series 2023-4, Class 1A2, 6.00%, 11/25/2053 (a)(b)	746,539	747,959
Series 2024-2, Class A3, 6.00%, 08/25/2054 (a)(b)	936,375	946,617
Series 2024-5, Class B4, 6.94%, 11/25/2054 (a)(b)	395,937	375,254
Series 2024-8, Class A3, 5.50%, 01/25/2055 (a)(b)	786,609	782,778
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(b)	1,272,590	1,278,721
Series 2024-INV1, Class A5A, 5.50%, 04/25/2055 (a)(b)	2,500,000	2,517,953
Series 2025-2, Class A5A, 5.50%, 07/25/2055 (a)(b)	2,000,000	2,007,238
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,000,000	1,020,157
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(b)	1,986,932	1,742,591
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	2,056,906	1,763,100
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(b)	500,000	423,478
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(b)	1,000,000	842,783
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059 (a)(b)	160,000	150,989
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.56%, 09/25/2053 (a)(b)	250,000	214,077
Series 2024-3, Class A9, 6.00%, 07/25/2054 (a)(b)	1,828,464	1,832,826
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.75%, 12/25/2057 (a)(b)	290,070	218,712
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	776,130	632,191
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(b)	1,500,000	1,016,571
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(b)	675,099	575,411
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	590,011	491,512
Series 2022-INV1, Class A18, 3.00%, 12/25/2051 (a)(b)	165,316	141,163
PMT Loan Trust, Series 2024-INV2, Class A1, 6.00%, 12/25/2059 (a)(b)	481,792	488,118
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(c)	1,957,675	1,919,471
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	2,000,000	1,859,864
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064 (a)(c)	2,000,000	1,818,544
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/2054 (a)(b)	1,408,970	1,408,375
PRPM LLC
Series 2023-NQM3, Class M1, 7.25%, 11/25/2068 (a)(b)	250,000	257,794
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(c)	218,888	223,509
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	674,317	688,976
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(c)	853,067	866,126
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(c)	1,000,000	963,489
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054 (a)(c)	500,000	467,492
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055 (a)(c)	1,500,000	1,461,993
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055 (a)(c)	1,250,000	1,198,721
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051 (a)(b)	1,247,722	1,023,342
Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	330,100
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	729,539	639,805
Rithm Capital Corp., Series 2015-1A, Class B6, 5.21%, 05/28/2052 (a)(b)	660,661	479,618
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052 (a)(b)	750,000	755,300
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	763,368	790,407
Sequoia Mortgage Trust, Series 2024-2, Class A13, 6.00%, 03/25/2054 (a)(b)	500,000	510,213
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	2,184,584	1,824,464
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	487,089
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	621,021
Series 2022-1, Class A3, 3.68%, 03/27/2062 (a)(b)	996,840	909,846
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 0.00%, 02/25/2067 (a)(b)	1,452,755	1,383,522
Series 2022-3, Class A1, 4.16%, 03/25/2067 (a)(b)	192,302	190,488
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	961,510	901,592
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060 (a)	565,000	436,409
Series 2024-4, Class A2, 4.45%, 10/27/2064 (a)(b)	500,000	453,360
Series 2024-4, Class M1, 4.45%, 10/27/2064 (a)(b)	500,000	439,392
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (a)(c)	461,837	461,819
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(b)	1,750,000	1,275,297
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,000,000	743,556
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	250,000	183,494
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	212,896	200,317
Series 2022-4, Class B1, 4.77%, 04/25/2067 (a)(b)	1,000,000	898,029
Series 2022-7, Class B1, 5.34%, 07/25/2067 (a)(b)	1,600,000	1,588,139
Series 2022-INV1, Class B2, 5.80%, 08/25/2067 (a)(b)	1,500,000	1,467,003
Vista Point Securitization Trust, Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	498,454
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051 (a)(b)	300,991	262,157
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $86,193,430)		86,684,751

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.2%	Par	Value
Federal Home Loan Mortgage Corp., Series 2025-DNA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	425,000	422,739
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $425,000)		422,739

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.2%	Par	Value
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 6.60% (30 day avg SOFR US + 2.26%), 01/25/2026 (a)	253,287	251,645
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $252,021)		251,645

ASSET-BACKED SECURITIES - 0.0%(d)	Par	Value
Automobile - 0.0%(d)
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	55,477	55,313
TOTAL ASSET-BACKED SECURITIES (Cost $54,992)		55,313

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class U, 4.27% (e)	2,305,585	2,305,585
TOTAL SHORT-TERM INVESTMENTS (Cost $2,305,585)		2,305,585

TOTAL INVESTMENTS - 117.4% (Cost $206,062,224)		207,184,959
Liabilities in Excess of Other Assets - (17.4)%		(30,709,428)
TOTAL NET ASSETS - 100.0%		$176,475,531
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate TBA – To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $87,414,448 or 49.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
April 30, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(158)	06/30/2025	$(17,252.859)	$(146,178)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2025, was $2,784,332 and ($5,313,660), respectively.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities - U.S. Government Agency	$–	$117,464,926	$–	$117,464,926
Residential Mortgage-Backed Securities	–	86,684,751	–	86,684,751
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	422,739	–	422,739
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	251,645	–	251,645
Asset-Backed Securities	–	55,313	–	55,313
Short-Term Investments	2,305,585	–	–	2,305,585
Total	$2,305,585	$204,879,374	$–	$207,184,959

Other Financial Instruments Liabilities
Futures Contracts*	$(146,178)	$–	$–	$(146,178)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.